General and administrative expenses	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Personnel (Note 5)	(7,503,343)	(5,775,619)	(13,750,840)	(10,804,858)
Professional fees	(3,281,897)	(1,686,774)	(6,855,363)	(4,290,920)
Insurance, facilities and office	(1,705,557)	(1,389,322)	(3,025,469)	(2,740,083)
Accounting, tax and auditing fees	(541,938)	(743,906)	(1,121,973)	(1,361,229)
Travel	(469,521)	(274,070)	(726,558)	(599,201)
Consulting	—	(28,497)	—	(76,065)
Other	(2,285,863)	(867,001)	(4,418,755)	(2,164,751)
	(15,788,119)	(10,765,189)	(29,898,958)	(22,037,107)

Since 2022, the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

Depreciation expense for the six months ended June 30, 2026 and 2025 was €0.3 million and €0.2 million, respectively, which related to property, plant and equipment and leases, and is included in the 'Other expenses' line.